BILLS PAYABLE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
BILLS PAYABLE [Abstract]
Interest charges from bills payable	$ 3,516	21,908	15,923	7,552